Income Taxes- Narrative (Details) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2009	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Deferred tax assets valuation allowance	$ 51,670,000		$ 0
Accumulated unremitted earnings from foreign subsidiaries	0		0
Unrecognized tax benefits	0		$ 1,703,000	$ 0
Domestic Tax Authority
Income Tax Examination [Line Items]
NOL carryforward	7,800,000
State and Local Jurisdiction
Income Tax Examination [Line Items]
NOL carryforward	1,400,000
Thrasys
Income Tax Examination [Line Items]
Long-term capital gain on sale		$ 15,000,000
Interest on tax, accrued	200,000
Internal Revenue Service (IRS) | Thrasys
Income Tax Examination [Line Items]
Assertion of tax owed	$ 5,000,000
Interest on tax, percentage	4.00%
Potential interest expense	$ 3,000,000
California Franchise Tax Board | Thrasys
Income Tax Examination [Line Items]
Assertion of tax owed	$ 1,300,000